Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000190788
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Trading Symbol	TBVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 4,679,633,676
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,704,164
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000026165
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Service Shares
Trading Symbol	TBSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 4,679,633,676
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,704,164
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000157042
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	MFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000157043
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Investment Shares
Trading Symbol	MOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000157041
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Cash II Shares
Trading Symbol	MODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000157044
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Automated Shares
Trading Symbol	MOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000026110
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Capital Shares
Trading Symbol	MFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000026164
Shareholder Report [Line Items]
Fund Name	Federated Hermes Tax-Free Obligations Fund
Class Name	Wealth Shares
Trading Symbol	TBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 4,679,633,676
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 4,704,164
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000026108
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Wealth Shares
Trading Symbol	MOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

C000026109
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Obligations Fund
Class Name	Service Shares
Trading Symbol	MOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
AssetsNet	$ 4,495,209,731
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 4,514,532
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.